Intangible Asset (Details) - Schedule of Fair Value of the Intangible Asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of the Intangible Asset [Abstract]
Balance at beginning	$ 4,717
Purchase date September 30, 2022		4,861
Depreciation of intangible asset	(486)	(144)
Balance at ending	3,189	4,717
Loss on impairment of intangible asset	$ (1,042)